Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 69,194	$ 43,975
Accounts Receivable	28,012	24,980
Taxes Receivable	1,396	6,429
Short-Term Derivative Instruments	8,410	12,005
Assets Held for Sale	0	2,279
Inventory, Prepaid Expenses and Other	1,284	1,316
Total Current Assets	108,296	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	598,731	485,448
Unevaluated Oil and Gas Properties	178,958	165,503
Other Property and Equipment	59,416	50,073
Wells and Facilities in Progress	104,751	92,913
Pipelines	6,958	6,116
Total Property and Equipment	948,814	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(167,233)	(146,038)
Net Property and Equipment	781,581	654,015
Deferred Financing Costs and Other Assets - Net	12,625	10,029
Equity Method Investments	18,823	16,978
Long-Term Derivative Instruments	1,777	704
Total Assets	923,102	772,710
Current Liabilities
Accounts Payable	39,346	31,134
Accrued Expenses	36,802	22,421
Short-Term Derivative Instruments	1,554	1,389
Current Deferred Tax Liability	968	539
Liabilities Related to Assets Held for Sale	0	52
Total Current Liabilities	78,670	55,535
8.875% Senior Notes Due 2020	350,000	250,000
Premium (Discount) on Senior Notes - Net	3,245	(1,742)
Senior Secured Line of Credit and Long-Term Debt	2,675	991
Long-Term Derivative Instruments	420	1,510
Long-Term Deferred Tax Liability	30,339	23,625
Other Deposits and Liabilities	5,472	5,675
Future Abandonment Cost	26,172	24,822
Total Liabilities	496,993	360,416
Commitments and Contingencies (See Note 13)
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,578,394 shares issued and outstanding on June 30, 2013 and 53,213,264 shares issued and outstanding on December 31, 2012.	52	52
Additional Paid-In Capital	453,127	451,062
Accumulated Deficit	(28,690)	(39,595)
Rex Energy Stockholders' Equity	424,489	411,519
Noncontrolling Interests	1,620	775
Total Stockholders' Equity	426,109	412,294
Total Liabilities and Stockholders' Equity	$ 923,102	$ 772,710